Other equity reserves	12 Months Ended
Mar. 31, 2022
Other equity reserves
Other equity reserves

16.         Other equity reserves

The total share-based payments reserve at March 31, 2022 was approximately €31m (2021: €31m; 2020: €32m). The treasury reserve amounted to €nil at March 31, 2022 (2021: €nil; 2020: €nil). The total cash-flow hedge reserve amounted to positive €1,295m at March 31, 2022 (2021: positive €211m; 2020: negative €111m). Further details of the Group’s derivatives are set out in Note 12 of the consolidated financial statements.